Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events through November 7, 2017, the dates these consolidated financial statements were issued. There were no material subsequent events that required recognition or additional disclosure in the accompanying consolidated financial statements.